Components of Accumulated Other Comprehensive Loss (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income (Loss)
Unrecognized actuarial losses, prior service costs and transition assets related to pension and postretirement benefits	$ (108,189)	$ (84,204)	$ (54,245)
Foreign currency translation gains	6,157	5,076	5,929
Unamortized value of terminated forward starting interest rate swap agreements	(4,137)	(4,762)	(5,344)
Accumulated other comprehensive loss	$ (106,169)	$ (83,890)	$ (53,660)